Share Capital - Disclosure of Number and Weighted Average Exercise Prices of Share Options (Detail)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Shares issuable on exercise of options, Outstanding | shares	2,675,113	2,776,302
Shares issuable on exercise of options, Issued in Leagold Acquisition | shares	5,728,647
Shares issuable on exercise of options, Granted | shares	156,200	359,210
Shares issuable on exercise of options, Exercised | shares	(5,559,803)	(240,895)
Shares issuable on exercise of options, Expired/forfeited | shares	(81,087)	(219,504)
Shares issuable on exercise of options, Outstanding | shares	2,919,070	2,675,113
Weighted average exercise price, Outstanding | $ / shares	$ 5.99	$ 6.35
Weighted average exercise price, Issued in Leagold Acquisition | $ / shares	7.77
Weighted average exercise price, Granted | $ / shares	11.80	5.30
Weighted average exercise price, Exercised | $ / shares	7.38	2.85
Weighted average exercise price, Expired/forfeited | $ / shares	8.52	10.97
Weighted average exercise price, Outstanding | $ / shares	$ 7.09	$ 5.99